                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                  COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES
                                  (THE "FUND")

                                 CLASS A SHARES

                        SUPPLEMENT DATED OCTOBER 13, 2006
     TO THE PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED OCTOBER 2, 2006


      Effective immediately, the prospectuses dated May 1, 2006, as supplemented October 2, 2006, for shares of the Fund are hereby supplemented as follows:

      o On the front cover of the prospectus, "Prospectus" is replaced with "Prospectus -- Class A Shares."

      o The Fund's name is changed from "Columbia Marsico Mid Cap Growth Fund, Variable Series" to "Columbia Mid Cap Growth Fund, Variable Series."

      o All references to "shares" throughout the prospectus are replaced with "Class A shares."

      o Under the heading "AN OVERVIEW OF THE FUNDS," the paragraph that begins "This prospectus offers" is replaced in its entirety with the following:

            This prospectus offers Class A shares of the Funds. Class A shares have their own sales charges, fees and other features. The Funds also offer Class B shares, which have different fees, and which you may be eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Columbia Funds Variable Insurance Trust I Funds.

      o Under the heading "ABOUT THE FUNDS," the sentence that begins "The Adviser and Columbia Funds" is replaced with the following:

            The Adviser and Columbia Funds have engaged sub-advisers that are responsible for the day-to-day investment decisions for certain of the Funds.

      o All references throughout the prospectus to Marsico Capital Management, LLC ("Marsico") as the Fund's investment sub-adviser are removed.

      o All references throughout the prospectus to Corydon J. Gilchrist as the portfolio manager responsible for making the day-to-day investment decisions for the Fund are replaced by references to the Small/Mid Cap Growth Strategies Team of the Adviser.

      o The Fund's "PRINCIPAL INVESTMENT STRATEGIES" section is replaced in its entirety with the following:

            Until October 21, 2006, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Growth Index (currently between $37.9 billion and $466 million, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth. Effective October 21, 2006, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Index (between $27.3 billion and $596 million as of July 31, 2006, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth. The Fund may invest up to 20% of its net assets in small-capitalization and large-capitalization companies. The Fund may hold up to 20% of its assets in foreign securities.

The Fund may invest in special situations such as initial public offerings, companies that may benefit from technological or product developments or new management and companies involved in tender offers, leveraged buy-outs or mergers. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).

In selecting investments for the Fund, the management team identifies stocks using a disciplined process based on fundamental analysis of the overall economy, industry conditions and the financial situation and the management of each company. The team conducts a rigorous qualitative analysis of each company being considered for investment.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that a Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transactions costs and additional tax liability, which could reduce the Fund's returns.

At times, the Adviser may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge.

The team may sell a security when its price reaches a target set by the team, if there is deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

o The following are added as additional bullet points under the heading "PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER":

      DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Some of the risks presented by the use of derivatives are as follows. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The team is not required to utilize derivatives to reduce risks.

      SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      CONVERTIBLE SECURITIES RISK -- Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

      SPECIAL SITUATIONS RISK -- Because the Fund may invest in special situations such as initial public offerings, the fund may be exposed to special situations risk. Special situations have risk because they often involve major corporate changes and present a high degree of uncertainty as to a security's market price.

o All references to the performance of the Fund, including the average annual total return of the Fund, are replaced with references to the performance of the Fund's Class A shares.

o The first paragraph under the heading "AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005" is replaced in its entirety with the following:

      The table shows the Fund's Class A shares' average annual total returns for each period, compared with the Russell MidCap Growth Index, an unmanaged index which measures the performance of those Russell MidCap Index companies with higher price-to-book ratios. The table also shows how the Fund's performance compares to the returns for each period for the Russell MidCap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index, without regard to their price-to-book ratios. The indices are weighted by market value, are not available for investment and do not reflect fees, brokerage commissions or other expenses of investing.

o The table under the heading "AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005" is replaced in its entirety with the following:


                                                      1 YEAR   LIFE OF FUND*
CLASS A SHARES                                         5.19%     -3.37%
RUSSELL MIDCAP GROWTH INDEX (reflects no
deductions for fees or expenses)                      12.10%      4.44%
RUSSELL MIDCAP INDEX
(reflects no deductions for fees or expenses)         12.65%      9.75%


o All references to distribution (12b-1) and shareholder servicing fees throughout the prospectus, including the sub-section that appears under the heading "HOW SELLING AND SERVICING AGENTS ARE PAID," are removed.

o The table that appears under the heading "WHAT IT COSTS TO INVEST IN THE FUND" is replaced in its entirety with the following:

SHAREHOLDER FEES                                           CLASS A
(Fees paid directly from your investment)                  SHARES
Maximum sales charge (load) imposed on purchases             N/A
Maximum deferred sales charge (load)                         N/A


ANNUAL FUND OPERATING EXPENSES(1)
(Expenses that are deducted from the Fund's assets)
Management Fees(2)                                          0.88%
Other expenses                                              0.18%
Total annual Fund operating expenses(3)                     1.06%
Fee waivers and/or reimbursements                          (0.06)%
Total net expenses(4)                                       1.00%


      (1) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
      (2) The Fund pays an investment advisory fee of 0.65% of the Fund's average daily assets and an administration fee of 0.23% of its average daily assets.
      (3) Total annual Fund operating expenses have been restated to reflect the elimination of the Fund's distribution (12b-1) and shareholder servicing fees effective October 2, 2006.
      (4) The Fund's investment adviser and/or some of its other service providers have contractually agreed to limit total annual operating expenses to 1.00% until April 30, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this waiver and/or limitation will continue after April 30, 2007.

o The table under the heading "EXAMPLE" is replaced in its entirety with the following:


                                 1 YEAR     3 YEARS    5 YEARS     10 YEARS
CLASS A SHARES                    $102        $331       $579       $1,289

o The table relating to the Fund under the section heading "FINANCIAL HIGHLIGHTS" is amended to reflect the following:

                                                               Period ended 6/30/06
                                                                  (unaudited)(a)

Net asset value, beginning of period                                  $7.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                        (0.03)(g)
Net realized and unrealized gain/(loss) on investments
                                                                       0.96
Net increase/(decrease) in net asset value from operations             0.93
LESS DISTRIBUTIONS:
Dividends from net investment income                                    --
Distributions from net realized capital gains                           --
Total dividends and distributions                                       --
Net asset value, end of period                                        $8.85
TOTAL RETURN (B)                                                   11.74%(c)(h)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $65,378
Ratio of operating expenses to average net assets                   1.00%(d)(f)
Ratio of net investment income/(loss) to average net assets        (0.35)%(f)
Portfolio turnover rate                                               32%(h)
Ratio of operating expenses to average net assets without          1.31%(c)(d)(f)
waivers and/or expense reimbursements


      (a) Per share net investment income/(loss) has been calculated using the monthly average shares method.
      (b)   Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
      (c)   Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.
      (d) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
      (f)   Annualized.
      (h)   Not annualized.
      (g)   Amount represents less than $0.01 per share.


o Under the heading "HOW THE FUNDS ARE MANAGED - INVESTMENT ADVISER," the following is added after the paragraph that begins "Currently managing more than":

      The table below tells you which asset management team or portfolio managers are responsible for making the day-to-day investment decisions for each Fund for which the Adviser has not engaged an investment sub-adviser. In addition, the table tells you the individual members that make up the teams. The professional biographies of the portfolio managers and team members follow the table. The SAI provides additional information about the compensation of the portfolio managers/team members, other accounts managed by the portfolio managers/team members and the portfolio managers'/team members' ownership of securities in the Funds.


FUND                             TEAM/PORTFOLIO MANAGERS                TEAM MEMBERS
Columbia Mid Cap Growth Fund     Small/Mid Cap Growth Strategies Team   Wayne Collette, J. Michael Kosicki,
                                                                        George Myers, Theodore Wendell

PORTFOLIO MANAGER                LENGTH OF SERVICE WITH THE FUND        BUSINESS EXPERIENCE DURING PAST FIVE YEARS
Wayne Collette                   Columbia Mid Cap Growth Fund since     Columbia Management -- Associated
                                 October 2006                           since 2001
                                                                        Neuberger Berman -- Associate portfolio
                                                                        manager from 1999-2001


J. Michael Kosicki               Columbia Mid Cap Growth Fund since     Columbia Management -- Associated
                                 October 2006                           since 2004
                                                                        Fidelity Investments from 1993-2004

George Myers                     Columbia Mid Cap Growth Fund since     Columbia Management -- Associated
                                 October 2006                           since 2004
                                                                        Dresdner RCM Global Investors from
                                                                        1999-2004

Theodore Wendell                 Columbia Mid Cap Growth Fund since     Columbia Management -- Associated
                                 October 2006                           since 2000


      o The first sentence under the heading "INVESTMENT SUB-ADVISERS" is replaced with the following:

            Columbia Funds and the Adviser engage investment sub-advisers to make day-to-day investment decisions for certain of the Funds.

      o The table relating to the Fund under the section heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION," is replaced in its entirety with the following:

COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES - CLASS A SHARES


  MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT           ASSUMED RATED OF RETURN
        0.00%                                      $10,000                                        5%

           CUMULATIVE RETURN         ANNUAL        CUMULATIVE RETURN        HYPOTHETICAL YEAR-END
             BEFORE FEES &          EXPENSE           AFTER FEES &           BALANCE AFTER FEES &      ANNUAL FEES &
YEAR            EXPENSES             RATIO              EXPENSES                  EXPENSES                EXPENSES

 1               5.00%               1.00%               4.00%                   $10,400.00               $102.00
 2              10.25%               1.06%               8.10%                   $10,809.76               $112.41
 3              15.76%               1.06%               12.36%                  $11,235.66               $116.84
 4              21.55%               1.06%               16.78%                  $11,678.35               $121.44
 5              27.63%               1.06%               21.38%                  $12,138.48               $126.23
 6              34.01%               1.06%               26.17%                  $12,616.73               $131.20
 7              40.71%               1.06%               31.14%                  $13,113.83               $136.37
 8              47.75%               1.06%               36.31%                  $13,630.52               $141.75
 9              55.13%               1.06%               41.68%                  $14,167.56               $147.33
 10             62.89%               1.06%               47.26%                  $14,725.76               $153.13

TOTAL GAIN AFTER FEES & EXPENSES                                                  $4,725.76
TOTAL ANNUAL FEES & EXPENSES                                                                             $1,288.71

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                  COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES
                                  (THE "FUND")

                                 CLASS B SHARES

                        SUPPLEMENT DATED OCTOBER 13, 2006
                     TO THE PROSPECTUS DATED OCTOBER 2, 2006

      Effective immediately, the prospectus for Class B shares of the Fund is hereby supplemented to reflect the following:

      o The members of the Small/Mid Cap Growth Strategies Team that is responsible for making the day-to-day investment decisions for the Fund (the "Team") are: Wayne Collette, J. Michael Kosicki, George Myers and Theodore Wendell.